Inventory (Tables)	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory consists of the following:

	March 31, 2019	December 31, 2018
	(In millions)
Bakery inventory:
Raw materials	$7.1	$6.8
Semi-finished and finished goods	13.8	5.6
Packaging	2.1	2.4
Obsolescence reserve	(1.7)	(3.0)
Total bakery inventory	21.3	11.8
Other restaurant-related inventory	9.5	10.3
Other	0.2	0.2
Total inventory	$31.0	$22.3